Earnings Per Share - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Class A [Member]
Earning Per Share [Line Items]
Anti-dilutive effect on calculation of diluted earnings per common share attributable to outstanding stock-based awards	800,000.0	100,000.0	600,000.0	100,000.0